Fixed assets are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from two (Details)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life		3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	7 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	2 years
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	2 years	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years